Right to Use Assets and Lease Liability (Details Narrative)			9 Months Ended		12 Months Ended		52 Months Ended	61 Months Ended
	May 09, 2019 USD ($) ft²	Jan. 23, 2017 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Jan. 02, 2019 USD ($)	Sep. 13, 2017 USD ($)
Rent payments		$ 960					$ 2,508	$ 2,508
Lease term		8 years								2 years
Annual rent, year one										$ 39,200
Annual rent, year two										$ 42,000
Right of use assets			$ 385,436		$ 473,242		473,242	385,436	$ 529,135
Lease liabilities			$ 122,028		$ 110,678		$ 110,678	$ 122,028	$ 531,462
Lease percentage			8.00%		8.00%		8.00%	8.00%
Lease present value			$ 559,568					$ 559,568
Lease expenses			72,428		$ 75,575
Socialist Republic of Vietnam [Member]
Lease term	5 years
Annual rent, year one	$ 45,150
Annual rent, year two	$ 45,150
Area of Land | ft²	4,560.57
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Rent increase percentage	5.00%
Related Party [Member]
Rent payments			9,819	$ 11,913	11,913	$ 5,760
Lease expenses			$ 9,819		$ 11,913